Cat Financial Financing Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impaired loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Impaired loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables | Customer
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	$ 251	$ 446	$ 378
Unpaid Principal Balance With No Allowance Recorded	249	443	377
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	362	182	215
Unpaid Principal Balance With An Allowance Recorded	360	177	207
Related Allowance	75	70	54
Recorded Investment, Total	613	628	593
Unpaid Principal Balance, Total	609	620	584
Related Allowance, Total	75	70	54
Average Recorded Investment With No Allowance Recorded	333	421	332
Interest Income Recognized With No Allowance Recorded	11	12	6
Average Recorded Investment With An Allowance Recorded	274	238	188
Interest Income Recognized With An Allowance Recorded	12	6	5
Average Recorded Investment, Total	607	659	520
Interest Income Recognized, Total	23	18	11
Finance Receivables | Customer | North America
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	14	23	28
Unpaid Principal Balance With No Allowance Recorded	14	22	27
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	6	13	25
Unpaid Principal Balance With An Allowance Recorded	6	13	23
Related Allowance	1	4	7
Recorded Investment, Total	20	36	53
Unpaid Principal Balance, Total	20	35	50
Related Allowance, Total	1	4	7
Average Recorded Investment With No Allowance Recorded	20	25	50
Interest Income Recognized With No Allowance Recorded	1	3	3
Average Recorded Investment With An Allowance Recorded	9	18	25
Interest Income Recognized With An Allowance Recorded	0	1	1
Average Recorded Investment, Total	29	43	75
Interest Income Recognized, Total	1	4	4
Finance Receivables | Customer | Europe
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	44	48	45
Unpaid Principal Balance With No Allowance Recorded	43	47	45
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	12	20	28
Unpaid Principal Balance With An Allowance Recorded	12	19	26
Related Allowance	4	7	11
Recorded Investment, Total	56	68	73
Unpaid Principal Balance, Total	55	66	71
Related Allowance, Total	4	7	11
Average Recorded Investment With No Allowance Recorded	47	49	45
Interest Income Recognized With No Allowance Recorded	1	1	1
Average Recorded Investment With An Allowance Recorded	21	22	27
Interest Income Recognized With An Allowance Recorded	1	1	1
Average Recorded Investment, Total	68	71	72
Interest Income Recognized, Total	2	2	2
Finance Receivables | Customer | Asia Pacific
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	1	7	2
Unpaid Principal Balance With No Allowance Recorded	1	7	2
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	29	16	19
Unpaid Principal Balance With An Allowance Recorded	29	16	19
Related Allowance	8	2	4
Recorded Investment, Total	30	23	21
Unpaid Principal Balance, Total	30	23	21
Related Allowance, Total	8	2	4
Average Recorded Investment With No Allowance Recorded	3	4	3
Interest Income Recognized With No Allowance Recorded	0	0	0
Average Recorded Investment With An Allowance Recorded	22	18	15
Interest Income Recognized With An Allowance Recorded	1	1	1
Average Recorded Investment, Total	25	22	18
Interest Income Recognized, Total	1	1	1
Finance Receivables | Customer | Mining
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	29	134	1
Unpaid Principal Balance With No Allowance Recorded	29	134	1
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	138	0	0
Unpaid Principal Balance With An Allowance Recorded	137	0	0
Related Allowance	9	0	0
Recorded Investment, Total	167	134	1
Unpaid Principal Balance, Total	166	134	1
Related Allowance, Total	9	0	0
Average Recorded Investment With No Allowance Recorded	69	61	8
Interest Income Recognized With No Allowance Recorded	3	3	0
Average Recorded Investment With An Allowance Recorded	90	1	0
Interest Income Recognized With An Allowance Recorded	7	0	0
Average Recorded Investment, Total	159	62	8
Interest Income Recognized, Total	10	3	0
Finance Receivables | Customer | Latin America
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	34	11	7
Unpaid Principal Balance With No Allowance Recorded	34	11	7
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	42	23	30
Unpaid Principal Balance With An Allowance Recorded	42	23	30
Related Allowance	12	6	8
Recorded Investment, Total	76	34	37
Unpaid Principal Balance, Total	76	34	37
Related Allowance, Total	12	6	8
Average Recorded Investment With No Allowance Recorded	30	11	6
Interest Income Recognized With No Allowance Recorded	0	0	0
Average Recorded Investment With An Allowance Recorded	36	44	27
Interest Income Recognized With An Allowance Recorded	1	2	2
Average Recorded Investment, Total	66	55	33
Interest Income Recognized, Total	1	2	2
Finance Receivables | Customer | Caterpillar Power Finance
Impaired loans and finance leases
Recorded Investment With No Allowance Recorded	129	223	295
Unpaid Principal Balance With No Allowance Recorded	128	222	295
Related Allowance With No Allowance Recorded	0	0	0
Recorded Investment With An Allowance Recorded	135	110	113
Unpaid Principal Balance With An Allowance Recorded	134	106	109
Related Allowance	41	51	24
Recorded Investment, Total	264	333	408
Unpaid Principal Balance, Total	262	328	404
Related Allowance, Total	41	51	24
Average Recorded Investment With No Allowance Recorded	164	271	220
Interest Income Recognized With No Allowance Recorded	6	5	2
Average Recorded Investment With An Allowance Recorded	96	135	94
Interest Income Recognized With An Allowance Recorded	2	1	0
Average Recorded Investment, Total	260	406	314
Interest Income Recognized, Total	8	6	2
Finance Receivables | Dealer
Impaired loans and finance leases
Recorded Investment, Total	0	0	0
Average Recorded Investment, Total	$ 0	$ 0	$ 0